Fair Value, Assets and Liabilities, Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 6,920	$ 6,125
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	5,318	5,617
Loans	856	1,780
Other assets	1,548	1,778
Total assets at fair value on a nonrecurring basis	15,316	12,872
Nonrecurring [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	7,027	3,187
Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	476	1,385
Mortgage servicing rights	567	510
Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	380	395
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	3,911	2,672
Loans	856	1,780
Other assets	1,373	1,350
Total assets at fair value on a nonrecurring basis	12,402	8,199
Nonrecurring [Member] | Level 2 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	6,262	2,397
Nonrecurring [Member] | Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	476	1,385
Mortgage servicing rights	0	0
Nonrecurring [Member] | Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	380	395
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,407	2,945
Loans	0	0
Other assets	175	428
Total assets at fair value on a nonrecurring basis	2,914	4,673
Nonrecurring [Member] | Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	765	790
Other assets		417
Nonrecurring [Member] | Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Mortgage servicing rights	567	510
Nonrecurring [Member] | Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 0	$ 0